Segment Information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segment Information
Note 4: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies, including generative AI, and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven technologies, including generative AI, providing integrated workflow solutions designed to help our customers digitally transform and achieve their business outcomes.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business, financial and global news to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial market professionals exclusively via LSEG products.

Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions. In 2022, Corporate costs also included expenses related to the Change Program (see note 5), which the Company completed on December 31, 2022. Corporate costs does not qualify as a reportable segment.

	Year ended December 31,

	2023	2022
Revenues
Legal Professionals	2,807	2,803
Corporates	1,620	1,536
Tax & Accounting Professionals	1,058	986
Reuters News	769	733
Global Print	562	592
Eliminations/Rounding	(22)	(23)
Revenues	6,794	6,627

Adjusted EBITDA
Legal Professionals	1,299	1,227
Corporates	619	578
Tax & Accounting Professionals	490	451
Reuters News	172	154
Global Print	213	212
Total reportable segments adjusted EBITDA	2,793	2,622
Corporate costs	(115)	(293)
Fair value adjustments (1)	(18)	18
Depreciation	(116)	(140)
Amortization of computer software	(512)	(485)
Amortization of other identifiable intangible assets	(97)	(99)
Other operating gains, net	397	211
Operating profit	2,332	1,834
Net interest expense	(152)	(196)
Other finance (costs) income	(192)	444
Share of post-tax earnings (losses) in equity method investments	1,075	(432)
Tax expense	(417)	(259)
Earnings from continuing operations	2,646	1,391
(1) The 2023 period included $16 million of acquired deferred revenue (2022 – $1 million).
Reuters News revenues included $22 million and $23 million in 2023 and 2022, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax & Accounting Professionals segments.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Segment Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.

Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2023	2022
Electronic, software & services	6,232	6,035
Global Print	562	592
Total	6,794	6,627
Non-current
Assets by Geography

Geographic Information	Non-Current Assets (1)
	December 31,
	2023	2022
U.S.	9,029	12,141
Canada (country of domicile)	1,037	1,048
Other	182	186
Americas (North America, Latin America, South America)	10,248	13,375
Switzerland	1,993	2,000
U.K.	1,321	1,241
Other	47	42
EMEA (Europe, Middle East and Africa)	3,361	3,283
Asia Pacific	116	116
Total	13,725	16,774
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.